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                                                      OMB Number:      3235-0582
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-09000
                                  ----------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 3100 Tower Boulevard, Suite 700      Durham, North Carolina      27707
--------------------------------------------------------------------------------
           (Address of principal executive offices)             (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:        June 30, 2007
                          ---------------------------

Date of reporting period:       July 1, 2006 - June 30, 2007
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Oak Value Trust
            _________________________________________________________________

By (Signature and Title)*       /s/ Larry D. Coats, Jr.
                         ____________________________________________________
                               Larry D. Coats, Jr., President
Date      July 30, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A
---------

------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION BRANDS, INC.                                              STZ                         Annual Meeting Date: 07/27/2006
Issuer: 21036P108                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For

                                                  BARRY A. FROMBERG     Management       For      For
                                                JEANANNE K. HAUSWALD    Management       For      For
                                                 JAMES A. LOCKE III     Management       For      For
                                                    RICHARD SANDS       Management       For      For
                                                    ROBERT SANDS        Management       For      For
                                                 THOMAS C. MCDERMOTT    Management       For      For
                                                    PAUL L. SMITH       Management       For      For
   02    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP,                  Management       For      For
         CERTIFIED PUBLIC ACCOUNTANTS, AS THE COMPANY
         S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL
         YEAR ENDING FEBRUARY 28, 2007.
   03    PROPOSAL TO APPROVE THE CONSTELLATION BRANDS                   Management       For      For
         UK SHARESAVE SCHEME.


------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION                                                      ORCL                        Annual Meeting Date: 10/09/2006
Issuer: 68389X105                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   04    PROPOSAL FOR THE APPROVAL OF THE AMENDED AND                   Management     Against    Against
         RESTATED 1993 DIRECTORS  STOCK PLAN.
   03    PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG              Management       For      For
         LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
         FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
         MAY 31, 2007.
   02    PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF                   Management       For      For
         THE FISCAL YEAR 2007 EXECUTIVE BONUS PLAN.
   01    DIRECTOR                                                       Management
                                                  JEFFREY O. HENLEY     Management     Withheld   Against
                                                 LAWRENCE J. ELLISON    Management       For      For
                                                   DONALD L. LUCAS      Management     Withheld   Against
                                                  MICHAEL J. BOSKIN     Management     Withheld   Against
                                                    JACK F. KEMP        Management     Withheld   Against
                                                   JEFFREY S. BERG      Management     Withheld   Against
                                                    SAFRA A. CATZ       Management     Withheld   Against
                                                HECTOR GARCIA-MOLINA    Management     Withheld   Against
                                                 H. RAYMOND BINGHAM     Management       For      For
                                               CHARLES E. PHILLIPS, JR  Management     Withheld   Against
                                                  NAOMI O. SELIGMAN     Management     Withheld   Against

------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                                                 TYC                         Annual Meeting Date: 03/08/2007
Issuer: 902124106                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                   DENNIS C. BLAIR      Management     Withheld   Against
                                                   EDWARD D. BREEN      Management       For      For
                                                  BRIAN DUPERREAULT     Management     Withheld   Against
                                                   BRUCE S. GORDON      Management     Withheld   Against
                                                   RAJIV L. GUPTA       Management       For      For
                                                    JOHN A. KROL        Management     Withheld   Against
                                                   H. CARL MCCALL       Management     Withheld   Against
                                                 BRENDAN R. O'NEILL     Management     Withheld   Against
                                               WILLIAM S. STAVROPOULOS  Management       For      For
                                                 SANDRA S. WIJNBERG     Management     Withheld   Against
                                                   JEROME B. YORK       Management       For      For
   02    RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO                Management       For      For
         S INDEPENDENT AUDITORS AND AUTHORIZATION FOR
         THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS
         TO SET THE AUDITORS  REMUNERATION.


------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                                                 TYC                         Special Meeting Date: 03/08/2007
Issuer: 902124106                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   1A    APPROVAL OF REVERSE STOCK SPLIT OF THE COMPANY                 Management       For      For
         S COMMON SHARES AT A SPLIT RATIO OF 1 FOR 4.
   1B    APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE COMPANY             Management       For      For
         S AMENDED AND RESTATED BYE-LAWS.

------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORPORATION                                         UTX                         Annual Meeting Date: 04/11/2007
Issuer: 913017109                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                 LOUIS R. CHENEVERT     Management       For      For
                                                    GEORGE DAVID        Management       For      For
                                                   JOHN V. FARACI       Management     Withheld   Against
                                                 JEAN-PIERRE GARNIER    Management       For      For
                                                  JAMIE S. GORELICK     Management       For      For
                                                   CHARLES R. LEE       Management       For      For
                                                RICHARD D. MCCORMICK    Management       For      For
                                                  HAROLD MCGRAW III     Management       For      For
                                                  RICHARD B. MYERS      Management       For      For
                                                   FRANK P. POPOFF      Management       For      For
                                                 H. PATRICK SWYGERT     Management       For      For
                                                  ANDRE VILLENEUVE      Management       For      For
                                                     H.A. WAGNER        Management       For      For
                                               CHRISTINE TODD WHITMAN   Management       For      For
   02    APPOINTMENT OF INDEPENDENT AUDITORS FOR 2007                   Management       For      For

   03    SHAREOWNER PROPOSAL: DIRECTOR TERM LIMITS                      Shareholder    Against    For

   04    SHAREOWNER PROPOSAL: FOREIGN MILITARY SALES                    Shareholder    Against    For

   05    SHAREOWNER PROPOSAL: POLITICAL CONTRIBUTIONS                   Shareholder    Against    For

   06    SHAREOWNER PROPOSAL: ADVISORY RESOLUTION TO RATIFY             Shareholder      For      Against
         EXECUTIVE COMPENSATION
   07    SHAREOWNER PROPOSAL: PAY-FOR-SUPERIOR-PERFORMANCE              Shareholder    Against    For



------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS COMPANY                                                AXP                         Annual Meeting Date: 04/23/2007
Issuer: 025816109                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For

                                                    D.F. AKERSON        Management       For      For
                                                    C. BARSHEFSKY       Management       For      For
                                                     U.M. BURNS         Management       For      For
                                                    K.I. CHENAULT       Management       For      For
                                                     P. CHERNIN         Management       For      For
                                                  V.E. JORDAN, JR.      Management       For      For
                                                     J. LESCHLY         Management       For      For
                                                     R.C. LEVIN         Management       For      For
                                                     R.A. MCGINN        Management       For      For
                                                     E.D. MILLER        Management       For      For
                                                     F.P. POPOFF        Management       For      For
                                                   S.S. REINEMUND       Management       For      For
                                                     R.D. WALTER        Management       For      For
                                                    R.A. WILLIAMS       Management       For      For
   02    THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS                 Management       For      For
         OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
         FOR 2007.
   03    A PROPOSAL TO APPROVE THE AMERICAN EXPRESS COMPANY             Management       For      For
         2007 INCENTIVE COMPENSATION PLAN.
   04    A SHAREHOLDER PROPOSAL RELATING TO CUMULATIVE                  Shareholder    Against    For
         VOTING FOR DIRECTORS.

------------------------------------------------------------------------------------------------------------------------------------
PRAXAIR, INC.                                                           PX                          Annual Meeting Date: 04/24/2007
Issuer: 74005P104                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                    JOSE P. ALVES       Management     Withheld   Against
                                                RONALD L. KUEHN, JR.    Management       For      For
                                               H. MITCHELL WATSON, JR.  Management     Withheld   Against
                                                   ROBERT L. WOOD       Management       For      For
   02    SHAREHOLDER PROPOSAL REGARDING DIRECTOR ELECTION               Shareholder      For      Against
         PROCESS.
   03    SHAREHOLDER PROPOSAL REGARDING STOCKHOLDER RIGHTS              Shareholder    Against    For
         PLAN VOTE.
   04    PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT          Management       For      For
         AUDITOR.


------------------------------------------------------------------------------------------------------------------------------------
E. I. DU PONT DE NEMOURS AND COMPANY                                    DD                          Annual Meeting Date: 04/25/2007
Issuer: 263534109                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                  RICHARD H. BROWN      Management       For      For
                                                   ROBERT A. BROWN      Management       For      For
                                                 BERTRAND P. COLLOMB    Management       For      For
                                                 CURTIS J. CRAWFORD     Management       For      For
                                                   JOHN T. DILLON       Management       For      For
                                                ELEUTHERE I. DU PONT    Management       For      For
                                               CHARLES O. HOLLIDAY, JR  Management       For      For
                                                   LOIS D. JULIBER      Management       For      For
                                                   MASAHISA NAITOH      Management       For      For
                                                    SEAN O'KEEFE        Management     Withheld   Against
                                                  WILLIAM K. REILLY     Management       For      For
   02    ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC               Management       For      For
         ACCOUNTING FIRM
   03    ON DUPONT EQUITY AND INCENTIVE PLAN                            Management       For      For

   04    ON GENETICALLY MODIFIED FOOD                                   Shareholder    Against    For

   05    ON PLANT CLOSURE                                               Shareholder    Against    For

   06    ON REPORT ON PFOA                                              Shareholder    Against    For

   07    ON COSTS                                                       Shareholder    Against    For

   08    ON GLOBAL WARMING                                              Shareholder    Against    For

   09    ON CHEMICAL FACILITY SECURITY                                  Shareholder    Against    For

------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LIMITED                                           WSH                         Annual Meeting Date: 04/25/2007
Issuer: G96655108                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   1A    ELECTION OF DIRECTOR: GORDON M. BETHUNE.                       Management       For      For
   1B    ELECTION OF DIRECTOR: WILLIAM W. BRADLEY.                      Management       For      For
   1C    ELECTION OF DIRECTOR: JOSEPH A. CALIFANO JR.                   Management       For      For
   1D    ELECTION OF DIRECTOR: ANNA C. CATALANO.                        Management       For      For
   1E    ELECTION OF DIRECTOR: ERIC G. FRIBERG.                         Management       For      For
   1F    ELECTION OF DIRECTOR: SIR ROY GARDNER.                         Management       For      For
   1G    ELECTION OF DIRECTOR: SIR JEREMY HANLEY.                       Management       For      For
   1H    ELECTION OF DIRECTOR: WENDY E. LANE.                           Management       For      For
   1I    ELECTION OF DIRECTOR: JAMES F. MCCANN.                         Management       For      For
   1J    ELECTION OF DIRECTOR: JOSEPH J. PLUMERI.                       Management       For      For
   1K    ELECTION OF DIRECTOR: DOUGLAS B. ROBERTS.                      Management       For      For
   02    REAPPOINTMENT AND REMUNERATION OF DELOITTE &                   Management       For      For
         TOUCHE AS INDEPENDENT AUDITORS.


------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINANCIAL CORPORATION                                       COF                         Annual Meeting Date: 04/26/2007
Issuer: 14040H105                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management
                                                   W. RONALD DIETZ      Management     Withheld   Against
                                                   LEWIS HAY, III       Management     Withheld   Against
                                                 MAYO SHATTUCK, III     Management       For      For
   02    RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT               Management       For      For
         AUDITORS OF THE CORPORATION FOR 2007.
   03    APPROVAL AND ADOPTION OF CAPITAL ONE S AMENDED                 Management       For      For
         AND RESTATED CERTIFICATE OF INCORPORATION TO
         PERMIT AMENDMENT OF THE BYLAWS TO ADOPT MAJORITY
         VOTING FOR THE ELECTION OF DIRECTORS.
   04    STOCKHOLDER PROPOSAL: STOCKHOLDER ADVISORY VOTE                Shareholder      For      Against
         ON EXECUTIVE COMPENSATION.

------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                       JNJ                         Annual Meeting Date: 04/26/2007
Issuer: 478160104                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For

                                                   MARY S. COLEMAN      Management       For      For
                                                   JAMES G. CULLEN      Management       For      For
                                                 MICHAEL M.E. JOHNS     Management       For      For
                                                  ARNOLD G. LANGBO      Management       For      For
                                                 SUSAN L. LINDQUIST     Management       For      For
                                                    LEO F. MULLIN       Management       For      For
                                                  CHRISTINE A. POON     Management       For      For
                                                   CHARLES PRINCE       Management       For      For
                                                 STEVEN S REINEMUND     Management       For      For
                                                    DAVID SATCHER       Management       For      For
                                                  WILLIAM C. WELDON     Management       For      For
   02    RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS          Management       For      For
         LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
         FIRM
   03    PROPOSAL ON MAJORITY VOTING REQUIREMENTS FOR                   Shareholder      For      Against
         DIRECTOR NOMINEES
   04    PROPOSAL ON SUPPLEMENTAL RETIREMENT PLAN                       Shareholder    Against    For



------------------------------------------------------------------------------------------------------------------------------------
THE E.W. SCRIPPS COMPANY                                                SSP                         Annual Meeting Date: 04/26/2007
Issuer: 811054204                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management
                                                  DAVID A. GALLOWAY     Management       For      For
                                               NICHOLAS B. PAUMGARTEN   Management       For      For
                                                   RONALD W. TYSOE      Management     Withheld   Against
                                                  JULIE A. WRIGLEY      Management       For      For

------------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INCORPORATED                                                 RX                          Annual Meeting Date: 05/04/2007
Issuer: 449934108                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For
                                                  JAMES D. EDWARDS      Management       For      For
                                                WILLIAM C. VAN FAASEN   Management       For      For
                                                    BRET W. WISE        Management       For      For
   02    RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS      Management       For      For
         LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
         FIRM FOR 2007.
   03    APPROVAL OF THE SHAREHOLDER PROPOSAL RELATING                  Shareholder      For      Against
         TO THE ELECTION OF EACH DIRECTOR ANNUALLY.


------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC.                                                 BRKA                        Annual Meeting Date: 05/05/2007
Issuer: 084670108                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For

                                                  WARREN E. BUFFETT     Management       For      For
                                                  CHARLES T. MUNGER     Management       For      For
                                                  HOWARD G. BUFFETT     Management       For      For
                                                   SUSAN L. DECKER      Management       For      For
                                                WILLIAM H. GATES III    Management       For      For
                                                 DAVID S. GOTTESMAN     Management       For      For
                                                  CHARLOTTE GUYMAN      Management       For      For
                                                  DONALD R. KEOUGH      Management       For      For
                                                  THOMAS S. MURPHY      Management       For      For
                                                   RONALD L. OLSON      Management       For      For
                                                  WALTER SCOTT, JR.     Management       For      For
   02    SHAREHOLDER PROPOSAL: TO APPROVE THE SHAREHOLDER               Shareholder    Against    For
         PROPOSAL WITH RESPECT TO INVESTMENTS IN CERTAIN
         FOREIGN CORPORATIONS.

------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC.                                                 BRKB                        Annual Meeting Date: 05/05/2007
Issuer: 084670207                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For

                                                  WARREN E. BUFFETT     Management       For      For
                                                  CHARLES T. MUNGER     Management       For      For
                                                  HOWARD G. BUFFETT     Management       For      For
                                                   SUSAN L. DECKER      Management       For      For
                                                WILLIAM H. GATES III    Management       For      For
                                                 DAVID S. GOTTESMAN     Management       For      For
                                                  CHARLOTTE GUYMAN      Management       For      For
                                                  DONALD R. KEOUGH      Management       For      For
                                                  THOMAS S. MURPHY      Management       For      For
                                                   RONALD L. OLSON      Management       For      For
                                                  WALTER SCOTT, JR.     Management       For      For
   02    SHAREHOLDER PROPOSAL: TO APPROVE THE SHAREHOLDER               Shareholder    Against    For
         PROPOSAL WITH RESPECT TO INVESTMENTS IN CERTAIN
         FOREIGN CORPORATIONS.


------------------------------------------------------------------------------------------------------------------------------------
AFLAC INCORPORATED                                                      AFL                Contested Annual Meeting Date: 05/07/2007
Issuer: 001055102                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management       For

                                                   DANIEL P. AMOS       Management       For      For
                                                 JOHN SHELBY AMOS II    Management       For      For
                                                   PAUL S. AMOS II      Management       For      For
                                                    YOSHIRO AOKI        Management       For      For
                                                 MICHAEL H. ARMACOST    Management       For      For
                                                 KRISS CLONINGER III    Management       For      For
                                                  JOE FRANK HARRIS      Management       For      For
                                                 ELIZABETH J. HUDSON    Management       For      For
                                                KENNETH S. JANKE SR.    Management       For      For
                                                 DOUGLAS W. JOHNSON     Management       For      For
                                                  ROBERT B. JOHNSON     Management       For      For
                                                  CHARLES B. KNAPP      Management       For      For
                                               E. STEPHEN PURDOM, M.D.  Management       For      For
                                                 B.K. RIMER, DR. PH     Management       For      For
                                                 MARVIN R. SCHUSTER     Management       For      For
                                                 DAVID GARY THOMPSON    Management       For      For
                                                  ROBERT L. WRIGHT      Management       For      For
   02    RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT         Management       For      For
         REGISTERED PUBLIC ACCOUNTING FIRM.

------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                                                              MMM                         Annual Meeting Date: 05/08/2007
Issuer: 88579Y101                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management
                                                  LINDA G. ALVARADO     Management       For      For
                                                  GEORGE W. BUCKLEY     Management       For      For
                                                  VANCE D. COFFMAN      Management       For      For
                                                  MICHAEL L. ESKEW      Management     Withheld   Against
                                                  W. JAMES FARRELL      Management     Withheld   Against
                                                  HERBERT L. HENKEL     Management       For      For
                                                   EDWARD M. LIDDY      Management     Withheld   Against
                                                 ROBERT S. MORRISON     Management       For      For
                                                  AULANA L. PETERS      Management       For      For
                                                 ROZANNE L. RIDGWAY     Management       For      For
   02    RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS      Management       For      For
         LLP AS 3M S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
         FIRM
   03    AMENDMENT OF THE COMPANY S RESTATED CERTIFICATE                Management       For      For
         OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY
         VOTE REQUIREMENTS
   04    AMENDMENT OF THE COMPANY S RESTATED CERTIFICATE                Management       For      For
         OF INCORPORATION TO ELIMINATE THE FAIR PRICE PROVISION
   05    APPROVAL OF THE EXECUTIVE ANNUAL INCENTIVE PLAN                Management       For      For
   06    APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE              Management       For      For
         CRITERIA UNDER THE PERFORMANCE UNIT PLAN
   07    EXECUTIVE COMPENSATION BASED ON THE PERFORMANCE                Shareholder    Against    For
         OF PEER COMPANIES.


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
MASCO CORPORATION                                                       MAS                         Annual Meeting Date: 05/08/2007
Issuer: 574599106                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   1A    ELECTION OF CLASS I DIRECTOR: DENNIS W. ARCHER                 Management       For      For
   1B    ELECTION OF CLASS I DIRECTOR: ANTHONY F. EARLEY,               Management       For      For
         JR.
   1C    ELECTION OF CLASS I DIRECTOR: LISA A. PAYNE                    Management       For      For
   02    ELECTION OF CLASS II DIRECTOR: PETER A. DOW                    Management       For      For
   03    RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS        Management       For      For
         LLP AS INDEPENDENT ACCOUNTANTS TO AUDIT THE COMPANY
         S FINANCIAL STATEMENTS FOR 2007.

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
AON CORPORATION                                                         AOC                         Annual Meeting Date: 05/18/2007
Issuer: 037389103                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management
                                                   PATRICK G. RYAN      Management       For      For
                                                   GREGORY C. CASE      Management       For      For
                                                  EDGAR D. JANNOTTA     Management       For      For
                                                      JAN KALFF         Management       For      For
                                                  LESTER B. KNIGHT      Management       For      For
                                                   J. MICHAEL LOSH      Management       For      For
                                                   R. EDEN MARTIN       Management       For      For
                                                  ANDREW J. MCKENNA     Management       For      For
                                                 ROBERT S. MORRISON     Management     Withheld   Against
                                                  RICHARD B. MYERS      Management     Withheld   Against
                                                RICHARD C. NOTEBAERT    Management       For      For
                                                 JOHN W. ROGERS, JR.    Management       For      For
                                                   GLORIA SANTONA       Management       For      For
                                                   CAROLYN Y. WOO       Management       For      For
   02    RATIFICATION OF APPOINTMENT OF ERNST & YOUNG                   Management       For      For
         LLP AS AON S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
         FIRM.


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
TIME WARNER INC.                                                        TWX                         Annual Meeting Date: 05/18/2007
Issuer: 887317105                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                 JAMES L. BARKSDALE     Management       For      For
                                                  JEFFREY L. BEWKES     Management       For      For
                                                STEPHEN F. BOLLENBACH   Management     Withheld   Against
                                                  FRANK J. CAUFIELD     Management       For      For
                                                   ROBERT C. CLARK      Management       For      For
                                                   MATHIAS DOPFNER      Management     Withheld   Against
                                                 JESSICA P. EINHORN     Management     Withheld   Against
                                                     REUBEN MARK        Management       For      For
                                                  MICHAEL A. MILES      Management     Withheld   Against
                                                  KENNETH J. NOVACK     Management       For      For
                                                 RICHARD D. PARSONS     Management       For      For
                                               FRANCIS T. VINCENT, JR.  Management     Withheld   Against
                                                  DEBORAH C. WRIGHT     Management       For      For
   02    RATIFICATION OF AUDITORS.                                      Management       For      For

   03    COMPANY PROPOSAL TO AMEND THE COMPANY S RESTATED               Management       For      For
         CERTIFICATE OF INCORPORATION TO ELIMINATE CERTAIN
         SUPER-MAJORITY VOTE REQUIREMENTS.
   04    STOCKHOLDER PROPOSAL REGARDING ADVISORY RESOLUTION             Shareholder      For      Against
         TO RATIFY COMPENSATION OF NAMED EXECUTIVE OFFICERS.
   05    STOCKHOLDER PROPOSAL REGARDING SEPARATION OF                   Shareholder    Against    For
         ROLES OF CHAIRMAN AND CEO.
   06    STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY                 Shareholder    Against    For
         VOTE.
   07    STOCKHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER             Shareholder    Against    For
         MEETINGS.
   08    STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER RATIFICATION        Shareholder    Against    For
         OF DIRECTOR COMPENSATION WHEN A STOCKHOLDER RIGHTS
         PLAN HAS BEEN ADOPTED.

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
FIDELITY NAT'L INFORMATION SERVICES                                     FIS                         Annual Meeting Date: 05/23/2007
Issuer: 31620M106                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                   LEE A. KENNEDY       Management       For      For
                                                   KEITH W. HUGHES      Management       For      For
                                                    JAMES K. HUNT       Management     Withheld   Against
                                                  RICHARD N. MASSEY     Management       For      For
   02    TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR                   Management       For      For
         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
         FOR THE 2007 FISCAL YEAR.


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
CADBURY SCHWEPPES PLC                                                   CSG                         Annual Meeting Date: 05/24/2007
Issuer: 127209302                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    FINANCIAL STATEMENTS                                           Management       For      For

   02    DECLARATION OF FINAL DIVIDEND 2006                             Management       For      For

   03    DIRECTORS  REMUNERATION REPORT                                 Management       For      For

   04    RE-APPOINTMENT OF SIR JOHN SUNDERLAND                          Management       For      For

   05    RE-APPOINTMENT OF ROSEMARY THORNE                              Management       For      For

   06    RE-APPOINTMENT OF DAVID THOMPSON                               Management       For      For

   07    RE-APPOINTMENT OF SANJIV AHUJA                                 Management     Against    Against

   08    RE-APPOINTMENT OF RAYMOND VIAULT                               Management       For      For

   09    RE-APPOINTMENT OF AUDITORS                                     Management       For      For

   10    REMUNERATION OF AUDITORS                                       Management       For      For

   11    APPROVE PROPOSED AMENDMENTS TO THE GROUP SHARE                 Management       For      For
         PLANS
   12    AUTHORITY TO ALLOT RELEVANT SECURITIES                         Management       For      For

   13    AUTHORITY TO SERVE COMMUNICATIONS BY ELECTRONIC                Management       For      For
         MEANS
   14    AUTHORITY TO ALLOT EQUITY SECURITIES                           Management       For      For

   15    AUTHORITY TO MAKE MARKET PURCHASES                             Management       For      For

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
EBAY INC.                                                               EBAY                        Annual Meeting Date: 06/14/2007
Issuer: 278642103                             ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                Proposal         Vote     For or Against
 Number  Proposal                                                       Type             Cast     Management
------------------------------------------------------------------------------------------------------------------------------------
   01    DIRECTOR                                                       Management

                                                PHILIPPE BOURGUIGNON    Management     Withheld   Against
                                                  THOMAS J. TIERNEY     Management     Withheld   Against
                                                 MARGARET C. WHITMAN    Management       For      For
   02    APPROVAL OF AN AMENDMENT TO OUR 1999 GLOBAL EQUITY             Management       For      For
         INCENTIVE PLAN TO FURTHER SATISFY THE REQUIREMENTS
         OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.
   03    APPROVAL OF AN AMENDMENT TO OUR 1998 EMPLOYEE                  Management     Against    Against
         STOCK PURCHASE PLAN TO EXTEND THE TERM OF THE
         PURCHASE PLAN.
   04    RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS        Management       For      For
         LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL
         YEAR ENDING DECEMBER 31, 2007.